TRANSACTIONS WITH AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2017
Transactions with affiliates [Abstract]
Property Management Fees and Other Expenses Paid to Property Managers
The following table summarizes property management fees and reimbursements paid to Property Managers affiliated with Fortress:

	Year Ended December 31,
	2017	2016	2015
Property management fees	$18,296	$19,724	$16,167
Travel reimbursement costs	304	366	369
Property-level payroll expenses	92,167	104,180	85,477

Schedule of Related Party Transactions

The following table summarizes our reimbursement to the Manager for costs incurred for tasks and other services performed by the Manager under the Management Agreement:

	Year Ended December 31,
	2017	2016	2015
Included in:
General and administrative expense	$7,570	$8,158	$6,607
Acquisition, transaction and integration expense	1,697	1,610	3,073
Total reimbursements to the Manager	$9,267	$9,768	$9,680